Accrued Liabilities -Schedule Of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Accrued purchases		$ 1,555	$ 6,728
Accrued employee compensation		6,618	5,580
Other accrued expenses		9,459	8,867
Non related party accrued interest expense		563	429
Contingent consideration		4,811	2,710
Unearned Income		1,436	642
Captive insurance liabilities		1,844	2,041
Total Accrued liabilities and other payables	$ 17,124	19,668	26,997
Previously Reported
Total Accrued liabilities and other payables		$ 26,286	$ 24,204